Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Schedule of Distributions Declared, Partners Interest in Partnership Net Income and Net Income per Unit by Class

	Millions of Dollars
	2015	2014	2013

Net income attributable to the Partnership	$194.2	116.0	28.9
Less: General partner’s distributions declared (including IDRs)*	39.9	7.9	0.5
Limited partners’ distributions declared on common units*	122.9	48.1	13.4
Limited partner’s distributions declared on subordinated units*	13.0	43.4	13.4
Distributions less than net income attributable to the Partnership	$18.4	16.6	1.6

*Distributions declared are attributable to the indicated periods.

	2015
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$39.9	122.9	13.0	175.8
Distributions less than net income attributable to the Partnership	1.1	14.5	2.8	18.4
Net income attributable to the Partnership	$41.0	137.4	15.8	194.2

Weighted average units outstanding:
Basic	1,649,169	68,173,891	12,736,051	82,559,111
Diluted	1,649,169	68,173,891	12,736,051	82,559,111

Net income per limited partner unit (dollars):
Basic		$2.02	1.24
Diluted		2.02	1.24

	2014
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$7.9	48.1	43.4	99.4
Distributions less than net income attributable to the Partnership	0.4	8.4	7.8	16.6
Net income attributable to the Partnership	$8.3	56.5	51.2	116.0

Weighted average units outstanding:
Basic	1,499,704	38,268,371	35,217,112	74,985,187
Diluted	1,499,704	38,268,371	35,217,112	74,985,187

Net income per limited partner unit (dollars):
Basic		$1.48	1.45
Diluted		1.48	1.45

	2013
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$0.5	13.4	13.4	27.3
Distributions less than net income attributable to the Partnership	0.1	0.7	0.8	1.6
Net income attributable to the Partnership	$0.6	14.1	14.2	28.9

Weighted average units outstanding:
Basic	1,437,433	35,217,112	35,217,112	71,871,657
Diluted	1,437,433	35,217,112	35,217,112	71,871,657

Net income per limited partner unit (dollars):
Basic		$0.40	0.40
Diluted		0.40	0.40